Share Capital and Capital reserve - Schedule (Details) - EUR (€) € in Millions	Sep. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,776.0	€ 2,120.3
Listing and share transaction costs	(26.9)	(24.9)
Total net share capital and capital reserve	1,749.1	2,095.4
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	1,765.4	2,109.7
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 10.6	€ 10.6
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	178,422,224	194,542,957
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	1,500,000	1,500,000